LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

NOTE 10: — LEASES

a.	Information on leases:

The Group has lease agreements that include leases of buildings, offices or cars that are used to maintain the Company’s ongoing operations. The weighted average lease term as of December 31, 2024 and 2023 is 1.4 and 2.2 years, respectively. Some of these lease agreements include extension options.

	December 31,
	2024	2023	2022

Interest expense on lease liabilities	$83	$35	$49
Total cash outflow for leases	$712	$584	$737

NOTE 10: — LEASES (Cont.)

The Group has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Group exercises significant judgment in deciding whether it is reasonably certain that the extension options will be exercised.

b.	Disclosures in respect of right-of-use assets:

December 31, 2024

	Offices	Cars	Total
Cost:
Balance at January 1, 2024	$3,648	$—	$3,648
Initially consolidated subsidiary	246	104	350
Modification	32	—	32
Termination	—	(31)	(31)
Revaluation recognized in OCI	(13)	(4)	(17)
Other	(12)	—	(12)
Balance at December 31, 2024	3,901	69	3,970
Accumulated depreciation:
Balance at January 1, 2024	2,071	—	2,071
Depreciation	697	16	713
Termination	—	(1)	(1)
Revaluation recognized in OCI	(3)	(1)	(4)
Balance at December 31, 2024	2,765	14	2,779
Depreciated cost at December 31, 2024	$1,136	$55	$1,191

December 31, 2023

Offices
Cost:
Balance at January 1, 2023	$2,974
Addition	287
Modification	674
Disposal	(305)
Other	18
Balance at December 31, 2023	3,648

Accumulated depreciation:
Balance at January 1, 2023	1,590
Depreciation	677
Disposal	(196)
Balance at December 31, 2023	2,071

Depreciated cost at December 31, 2023	$1,577

The discount rates used at inception of new leases are based on the estimated rate of the Company’s incremental borrowing in each lease, depending on the amount of the lease, its average life and the quality of the leased property. The discount rates range between 4.7% and 14.8%.

c.	For an analysis of maturity dates of lease liabilities, see Note 6.